Related party transactions - Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	$ 19,735	$ 20,393
Net loans issued (repaid) during the year	(1,081)	(658)
Effect of changes in the composition of related parties	983
Ending balance	19,637	19,735	$ 20,393
Deposits	12,745,909	11,986,708
Accrued interest and other liabilities	189,799	196,531
Interest and fees on loans	304,112	317,361	249,390
Total non-interest expense	359,086	352,338	331,595
Other non-interest income	3,612	3,831	5,971
Directors and Executives
Loans and Leases Receivable, Related Parties [Roll Forward]
Deposits	92,182	100,364
Interest and fees on loans	1,244	1,149	900
Total non-interest expense	188	202	0
Other non-interest income	269	230	0
Affiliates
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans	9,056	9,801
Deposits	811	288
Accrued interest and other liabilities	167	305
Interest and fees on loans	780	827	669
Total non-interest expense	1,562	1,573	1,720
Other non-interest income	$ 252	$ 242	$ 242